Exhibit 99.01

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Fourth Amended and Restated Pooling and Servicing Agreement, dated as of April 1, 2018 (as amended, restated, supplemented and/or otherwise modified from time to time, the “Agreement”), among TRS, as Servicer, American Express Receivables Financing Corporation III LLC, as Transferor, and The Bank of New York Mellon, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on March 17, 2025 and covers activity from February 01, 2025 through February 28, 2025.

5.

As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 11th day of March 2025.

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:	/s/ Hitesh Arora
Name:	Hitesh Arora
Title:	Director, Controllership

A.	Trust Activity

Trust Totals
Record Date	February 28, 2025
Number of days in Monthly Period	28
Beginning Number of Accounts	14,409,672
Beginning Principal Receivable Balance, including any
Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	25,474,340,667.94
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	25,474,340,667.94
Finance Charge Collections (excluding Recoveries)	685,421,439.09
Collections of Discount Option Receivables	0.00
Recoveries	13,154,932.48
Total Collections of Finance Charge Receivables	698,576,371.57
Total Collections of Principal Receivables	12,148,848,014.73
Monthly Payment Rate	51.0970%
Defaulted Amount	47,547,651.13
Annualized Default Rate	2.5091%
Annualized Default Rate, Net of Recoveries	1.8149%
Trust Portfolio Yield	33.3144%
New Principal Receivables	11,425,106,848.00
Ending Number of Accounts	14,401,829
Ending Principal Receivables Balance	24,703,051,850.08
Ending Required Minimum Principal Balance	18,710,980,860.00
Ending Transferor Amount	7,216,153,850.08
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	24,703,051,850.08
Ending Total Receivables	26,074,378,468.79

B.	Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount
Group 1

2022-1	1,428,574,000.00	1,428,574,000.00	0.00	100,000,180.00	8.17%	57,069,472.32	1,074,678.57	992,487,541.46	3,884,356.06
2022-2	3,142,859,000.00	3,142,859,000.00	0.00	220,000,130.00	17.97%	125,552,687.31	2,364,289.99	2,183,469,951.20	8,545,572.99
2022-3	2,571,435,000.00	2,571,435,000.00	0.00	180,000,450.00	14.70%	102,725,122.09	1,934,422.78	1,786,478,825.16	6,991,845.80
2022-4	1,142,859,000.00	1,142,859,000.00	0.00	80,000,130.00	6.54%	45,655,569.87	859,742.70	793,989,894.22	3,107,484.30
2023-1	1,428,573,000.00	1,428,573,000.00	0.00	100,000,110.00	8.17%	57,069,432.38	1,074,677.82	992,486,846.72	3,884,353.34
2023-2	571,430,000.00	571,430,000.00	0.00	40,000,100.00	3.27%	22,827,804.91	429,871.73	396,995,294.48	1,553,743.51
2023-3	971,433,000.00	971,433,000.00	0.00	68,000,310.00	5.56%	38,807,348.24	730,783.44	674,893,390.10	2,641,369.41
2023-4	971,433,000.00	971,433,000.00	0.00	68,000,310.00	5.56%	38,807,348.24	730,783.44	674,893,390.10	2,641,369.41
2024-1	1,142,859,000.00	1,142,859,000.00	0.00	80,000,130.00	6.54%	45,655,569.87	859,742.70	793,989,894.22	3,107,484.30
2024-2	1,142,859,000.00	1,142,859,000.00	0.00	80,000,130.00	6.54%	45,655,569.87	859,742.70	793,989,894.22	3,107,484.30
2024-3	1,371,433,000.00	1,371,433,000.00	0.00	96,000,310.00	7.84%	54,786,771.73	1,031,692.90	952,789,401.49	3,728,987.14
2025-1	1,600,000,000.00	1,600,000,000.00	0.00	112,000,000.00	9.15%	63,917,693.95	1,203,637.83	1,111,584,045.58	4,350,470.95

Total	17,485,747,000.00	17,485,747,000.00	0.00	1,224,002,290.00	99.99%	698,530,390.78	13,154,066.60	12,148,048,368.95	47,544,521.51
Group 2

2012-A	1,151,000.00	1,151,000.00	0.00	80,570.00	0.01%	45,980.79	865.87	799,645.77	3,129.62

Total	1,151,000.00	1,151,000.00	0.00	80,570.00	0.01%	45,980.79	865.87	799,645.77	3,129.62

Trust	17,486,898,000.00	17,486,898,000.00	0.00	1,224,082,860.00	100.00%	698,576,371.57	13,154,932.47	12,148,848,014.72	47,547,651.13

C.	Group Allocations

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess
Group 1
2022-1	1,428,574,000.00	39,175,421.82	2,759,232.24	2,666,421.84	2,380,956.66	0.00	7,806,610.74	36,590,168.87	0.00	28,783,558.13
2022-2	3,142,859,000.00	86,185,823.82	9,315,632.80	5,866,120.94	5,238,098.33	0.00	20,419,852.07	83,743,603.40	0.00	63,323,751.33
2022-3	2,571,435,000.00	70,515,808.65	8,444,761.94	4,799,562.66	4,285,725.00	0.00	17,530,049.60	69,340,490.50	0.00	51,810,440.90
2022-4	1,142,859,000.00	31,340,331.98	4,892,461.92	2,133,137.09	1,904,765.00	0.00	8,930,364.01	31,957,206.49	0.00	23,026,842.48
2023-1	1,428,573,000.00	39,175,394.41	5,998,996.12	2,666,419.97	2,380,955.00	0.00	11,046,371.09	39,829,909.07	0.00	28,783,537.98
2023-2	571,430,000.00	15,670,179.70	2,374,769.40	1,066,569.48	952,383.33	0.00	4,393,722.21	15,907,153.52	0.00	11,513,431.31
2023-3	971,433,000.00	26,639,360.33	4,367,303.81	1,813,171.85	1,619,055.01	0.00	7,799,530.67	27,372,404.20	0.00	19,572,873.53
2023-4	971,433,000.00	26,639,360.33	4,319,157.68	1,813,171.85	1,619,055.01	0.00	7,751,384.54	27,324,258.07	0.00	19,572,873.53
2024-1	1,142,859,000.00	31,340,331.98	5,148,521.77	2,133,137.09	1,904,765.00	0.00	9,186,423.86	32,213,266.34	0.00	23,026,842.48
2024-2	1,142,859,000.00	31,340,331.98	5,167,212.36	2,133,137.09	1,904,765.00	0.00	9,205,114.45	32,231,956.93	0.00	23,026,842.48
2024-3	1,371,433,000.00	37,608,458.70	5,522,736.71	2,559,768.62	2,285,721.67	0.00	10,368,227.00	38,000,482.30	0.00	27,632,255.30
2025-1	1,600,000,000.00	43,876,393.47	7,105,716.67	2,986,387.08	2,666,666.66	0.00	12,758,770.41	44,996,297.49	0.00	32,237,527.08

Total	17,485,747,000.00	479,507,197.17	65,416,503.42	32,637,005.56	29,142,911.67	0.00	127,196,420.65	479,507,197.18	0.00	352,310,776.53

Group 2
2012-A	1,151,000.00	31,563.58	4,397.52	2,148.33	1,918.33	0.00	8,464.18	31,563.58	0.00	23,099.40

Total	1,151,000.00	31,563.58	4,397.52	2,148.33	1,918.33	0.00	8,464.18	31,563.58	0.00	23,099.40

Trust Total	17,486,898,000.00	479,538,760.75	65,420,900.94	32,639,153.89	29,144,830.00	0.00	127,204,884.83	479,538,760.76	0.00	352,333,875.93

	Group Investor Finance Charge Collections	Group Expenses	Group Reallocable Investor Finance Charge Collections
Group 1	479,507,197.17	127,196,420.65	352,310,776.52
Group 2	31,563.58	8,464.18	23,099.40

D.	Trust Performance

Delinquencies: (a)

	Dollar Amount	Percentage of Ending Total Receivables	Number of Accounts	Percentage of Total Number of Accounts
31-60 Days Delinquent	64,962,289	0.25%	8,335	0.06%
61-90 Days Delinquent	46,479,054	0.18%	5,086	0.04%
91-120 Days Delinquent	41,771,164	0.16%	4,316	0.03%
120+ Days Delinquent	63,594,902	0.24%	6,307	0.04%
Total 30+ Days Delinquent	216,807,409	0.83%	24,044	0.17%

Loss Experience:

Ending Principal Receivables Balance	24,703,051,850.08
Defaulted Amount	47,547,651.13
Recoveries	13,154,932.48
Net Default Amount	34,392,718.65
Annualized Default Rate	2.51%
Annualized Recovery Rate	0.69%
Annualized Default Rate, Net of Recoveries	1.81%
Number of Accounts Experiencing a Loss	8,104
Number of Accounts Experiencing a Recovery	28,018
Average Net Default Amount per Account Experiencing a Loss	4,243.92

E.	Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on Feb 10, 2025 under CIK number 0001283434

F.	Asset Review

Information required by Item 1121(d)(1) of Regulation AB concerning the Trust:

No activity to report for reporting period.

Information required by Item 1121(d)(2) of Regulation AB concerning the Trust:

There has been no change to the Asset Representation Reviewer during the reporting period.

G.	Investor Communication

Information required by Item 1121(e) of Regulation AB concerning the Trust:

No activity to report for reporting period.

H.	Credit Risk Retention (5)

	As of the last day of the Monthly Period	As of the last day of the Prior Monthly Period
Required Seller’s Interest Amount	765,050,000.00	695,050,000.00
Seller’s Interest Amount	7,216,153,850.08	9,587,442,667.94
Seller’s Interest Percentage	47.16%	68.97%

(5)	Only applies on or after the date compliance with respect to Regulation RR is required

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,676,739.13	1,151,000.00	525,739.13
Beginning Adjusted Invested Amount	N/A	1,151,000.00	N/A
Floating Allocation Percentage	N/A	68.6451%	31.3549%
Principal Allocation Percentage	N/A	68.6451%	31.3549%
Collections of Finance Charge Receivables	45,980.79	31,563.58	14,417.21
Collections of Principal Receivables	799,645.77	548,917.99	250,727.78
Defaulted Amount	3,129.62	2,148.33	981.29

Ending Invested Amount / Transferor Amount	1,625,972.35	1,151,000.00	474,972.35

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account Withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Periodic Term SOFR Determination Date	February 13, 2025	February 13, 2025	February 13, 2025
Increase Periodic Term SOFR Determination Date	N/A	N/A	N/A
Coupon (2/18/25 to 3/16/25)	N/A	5.26186%	7.34486%
Monthly Interest Due	3,625.08	149.96	622.48	4,397.52
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,625.08	149.96	622.48	4,397.52
Investor Default Amount	1,866.48	70.93	210.92	2,148.33
Investor Monthly Fees Due	1,666.67	63.33	188.33	1,918.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in Monthly Interest)	0.00	0.00		0.00
Total Due	7,158.23	284.22	1,021.73	8,464.18
Reallocated Investor Finance Charge Collections				31,563.58
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				33.3144%
Base Rate				7.0543%
Excess Spread Percentage				24.0828%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000.00	38,000.00	113,000.00	1,151,000.00
Invested Amount Increases	0.00	0.00	0.00	0.00
Distributions of Interest	3,625.08	149.96	622.48	4,397.52
Deposits to the Principal Funding Account	1,000,000.00	38,000.00	113,000.00	1,151,000.00
Distributions of Principal	1,000,000.00	38,000.00	113,000.00	1,151,000.00
Total Distributions	1,003,625.08	38,149.96	113,622.48	1,155,397.52
Ending Certificates Balance	0.00	0.00	0.00	0.00

D.	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution:	$1,003.63

	2.	The amount of the distribution in respect of Class A Monthly Interest:	$3.63

	3.	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class A Certificates:	$1,000.00

	6.	The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00

E.	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	1.	The total amount of Class A Investor Charge-Offs:	$0.00

	2.	The amount of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	4.	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F.	Information regarding distributions in respect of the Class B Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution in respect of Class B Certificates:	$1,003.95

	2.	The amount of the distribution in respect of Class B Monthly Interest:	$3.95

	3.	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class B Certificates:	$1,000.00

	6.	The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00

G.	Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.

	1.	The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00

	2.	The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	4.	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H.	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	1.	The total amount distributed to the Collateral Interest Holder:	$136,721.89

	2.	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$622.48

	3.	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Senior Minimum Monthly Interest:	$0.00

	4.	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$113,000.00

	5.	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,099.41

I.	Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.

	1.	The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:	$0.00

	2.	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$27,422.76

		a.	Class A Monthly Interest	$3,625.08

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,866.48

		e.	Excess Spread	$21,931.20

	2.	Class B Available Funds		$1,042.06

		a.	Class B Monthly Interest	$149.96

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$892.10

	3.	Collateral Available Funds		$3,098.77

		a.	Excess Spread	$3,098.77

	4.	Total Excess Spread		$25,922.07

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		68.6451%

	2.	Series 2012-A Allocable Principal Collections		$799,645.77

	3.	Principal Allocation Percentage of Series 2012-A Allocable Principal Collections		$548,917.99

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$548,917.99

	6.	Shared Principal Collections from other Series allocated to Series 2012-A		$599,933.68

	7.	Other amounts treated as Available Principal Collections		$2,148.33

	8.	Available Principal Collections (total of items 5, 6 & 7)		$1,151,000.00

L.	Application of Available Principal Collections during Revolving Period

	1.	Treated as Shared Principal Collections		N/A

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$1,038,000.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$113,000.00

	3.	Distribution of Principal		$1,151,000.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A

	1.	Excess Spread	$25,922.07

	2.	Excess Finance Charge Collections	$0.00

	3.	Available Interest Reserve Account Amount	$0.00

	4.	Applied to fund Class A Required Amount	$0.00

	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

	6.	Applied to fund overdue Class B Interest	$0.00

	7.	Applied to fund Class B Required Amount	$70.93

	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

	9.	Applied to Collateral Senior Minimum Monthly Interest	$312.85

	10.	Applied to unpaid Monthly Servicing Fee	$1,918.33

	11.	Collateral Default Amount treated as Available Principal Collections	$210.92

	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

	13.	Deposited to Reserve Account	$0.00

	14.	Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest)	$0.00

	15.	Applied to pay Class B Additional Transaction Costs (not included in Class B Monthly Interest)	$0.00

	16.	Applied to any remaining Collateral Minimum Monthly Interest	$309.63

	17.	(a) Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00

		(b) Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$23,099.41

	18.	Available Excess Overpayment Account Amount distributed to Collateral Interest Holder	$0.00

O.	Funding of Interest Reserve Account on Interest Reserve Account Funding Date (if applicable)

	1.	Interest Reserve Account Opening Balance	$0.00

	2.	Excess of Excess Finance Charge Collections over aggregate Finance Charge Shortfalls	$352,333,875.93

	3.	Deposited to Interest Reserve Account	$3,553.60

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$352,330,322.33

P.	Funding of Excess Overpayment Account Amount

	1.	Excess Overpayment Account Opening Balance	$0.00

	2.	Amount deposited into Excess Overpayment Account in respect of Class A Certificates	$0.00

	3.	Amount deposited into Excess Overpayment Account in respect of Class B Certificates	$0.00

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

	5.	Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder	$0.00

Q.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	7.0543%

		b.	Prior Monthly Period	6.6229%

		c.	Second Prior Monthly Period	N/A

	2.	Three Month Average Base Rate		N/A

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	33.3144%

		b.	Prior Monthly Period	31.0803%

		c.	Second Prior Monthly Period	N/A

	4.	Three Month average Series Adjusted Portfolio Yield		N/A

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?		N/A

R.	Reassignment Amount

	1.	Adjusted Invested Amount		1,151,000.00

	2.	Monthly Interest		4,397.52

	3.	Monthly Interest previously due but not paid		0.00

	4.	Additional Interest		0.00

	5.	Additional Interest previously due but not paid		0.00

	6.	Reassignment Amount		1,155,397.52

Series 2022-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,081,099,846.60	1,428,574,000.00	652,525,846.60
Beginning Adjusted Invested Amount	N/A	1,428,574,000.00	N/A
Floating Allocation Percentage	N/A	68.6451%	31.3549%
Principal Allocation Percentage	N/A	68.6451%	31.3549%
Collections of Finance Charge Receivables	57,069,472.32	39,175,421.82	17,894,050.50
Collections of Principal Receivables	992,487,541.46	681,294,508.46	311,193,033.00
Defaulted Amount	3,884,356.06	2,666,421.84	1,217,934.22

Ending Invested Amount / Transferor Amount	2,018,090,206.37	1,428,574,000.00	589,516,206.37

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	6,250,000.00	0.00	0.00	6,250,000.00
Reserve Account Opening Balance	6,250,000.00	0.00	0.00	6,250,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	6,250,000.00	0.00	0.00	6,250,000.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon February 18, 2025 to March 16, 2025	2.21000%	2.50000%	3.31714%
Monthly Interest Due	2,302,083.33	111,610.42	345,538.49	2,759,232.24
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,302,083.33	111,610.42	345,538.49	2,759,232.24
Investor Default Amount	2,333,114.91	99,993.57	233,313.36	2,666,421.84
Investor Monthly Fees Due	2,083,333.33	89,288.33	208,335.00	2,380,956.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,718,531.57	300,892.32	787,186.85	7,806,610.74
Reallocated Investor Finance Charge Collections				36,590,168.87
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				30.9554%
Base Rate				4.8641%
Excess Spread Percentage				24.1781%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	53,573,000.00	125,001,000.00	1,428,574,000.00
Distributions of Interest	2,302,083.33	111,610.42	345,538.49	2,759,232.24
Deposits to the Principal Funding Account	1,250,000,000.00	53,573,000.00	0.00	1,303,573,000.00
Distributions of Principal	1,250,000,000.00	53,573,000.00	125,001,000.00	1,428,574,000.00
Total Distributions	1,252,302,083.33	53,684,610.42	125,346,538.49	1,431,333,232.24
Ending Certificates Balance	0.00	0.00	0.00	0.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1,001.84

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.84

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$1,000.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1002.08

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.08

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$1,000.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$154,130,096.62

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$345,538.49

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$125,001,000.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$28,783,558.13

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$32,016,340.13

		a.	Class A Monthly Interest	$2,302,083.33
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,333,114.91
		e.	Excess Spread	$27,381,141.89

	2.	Class B Available Funds		$1,372,169.11

		a.	Class B Monthly Interest	$111,610.42
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,260,558.69

	3.	Collateral Available Funds		$3,201,659.63

		a.	Excess Spread	$3,201,659.63

	4.	Total Excess Spread		$31,843,360.21

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		68.6451%

	2.	Series 2022-1 Allocable Principal Collections		$992,487,541.46

	3.	Principal Allocation Percentage of Series 2022-1 Allocable Principal Collections		$681,294,508.46

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$681,294,508.46

	6.	Shared Principal Collections from other Series allocated to Series 2022-1		$744,613,069.70

	7.	Other amounts treated as Available Principal Collections:		$2,666,421.84

	8.	Available Principal Collections (total of items 5, 6 and 7)		$1,428,574,000.00

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		N/A

	2.	Required Collateral Invested Amount		N/A

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		N/A

	4.	Treated as Shared Principal Collections		N/A

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$1,303,573,000.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$125,001,000.00

	3.	Distribution of Principal		$1,428,574,000.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2022-1

	1.	Excess Spread		$31,843,360.21
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$99,993.57
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$178,572.50
	9.	Applied to unpaid Monthly Servicing Fee		$2,380,956.66
	10.	Collateral Default Amount treated as Available Principal Collections		$233,313.36
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$166,965.99
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$28,783,558.13
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.8641%
		b.	Prior Monthly Period	3.8627%
		c.	Second Prior Monthly Period	4.3777%
	2.	Three Month Average Base Rate		4.3682%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	30.9554%
		b.	Prior Monthly Period	29.0326%
		c.	Second Prior Monthly Period	28.3517%
	4.	Three Month average Series Adjusted Portfolio Yield		29.4465%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,428,574,000.00
		Monthly Interest		$2,759,232.24
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,431,333,232.24

Series 2022-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	4,578,414,126.81	3,142,859,000.00	1,435,555,126.81
Beginning Adjusted Invested Amount	N/A	3,142,859,000.00	N/A
Floating Allocation Percentage	N/A	68.6451%	31.3549%
Principal Allocation Percentage	N/A	68.6451%	31.3549%
Collections of Finance Charge Receivables	125,552,687.31	86,185,823.82	39,366,863.49
Collections of Principal Receivables	2,183,469,951.20	1,498,846,106.38	684,623,844.82
Defaulted Amount	8,545,572.99	5,866,120.94	2,679,452.05

Ending Invested Amount / Transferor Amount	4,439,793,085.91	3,142,859,000.00	1,296,934,085.91

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	13,750,000.00	0.00	0.00	13,750,000.00
Reserve Account Opening Balance	13,750,000.00	0.00	0.00	13,750,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	13,750,000.00	0.00	0.00	13,750,000.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon February 18, 2025 to March 16, 2025	3.39000%	3.61000%	5.20286%
Monthly Interest Due	7,768,750.00	354,556.15	1,192,326.65	9,315,632.80
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	7,768,750.00	354,556.15	1,192,326.65	9,315,632.80
Investor Default Amount	5,132,852.79	219,981.01	513,287.14	5,866,120.94
Investor Monthly Fees Due	4,583,333.33	196,430.00	458,335.00	5,238,098.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	17,484,936.12	770,967.16	2,163,948.79	20,419,852.07
Reallocated Investor Finance Charge Collections				83,743,603.40
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				32.3014%
Base Rate				6.2601%
Excess Spread Percentage				24.1781%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	2,750,000,000.00	117,858,000.00	275,001,000.00	3,142,859,000.00
Distributions of Interest	7,768,750.00	354,556.15	1,192,326.65	9,315,632.80
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	7,768,750.00	354,556.15	1,192,326.65	9,315,632.80
Ending Certificates Balance	2,750,000,000.00	117,858,000.00	275,001,000.00	3,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.83

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.83

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$3.01

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$3.01

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$64,516,077.98

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$1,192,326.65

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$63,323,751.33

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$73,275,609.68

		a.	Class A Monthly Interest	$7,768,750.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$5,132,852.79
		e.	Excess Spread	$60,374,006.89

	2.	Class B Available Funds		$3,140,406.11

		a.	Class B Monthly Interest	$354,556.15
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$2,785,849.96

	3.	Collateral Available Funds		$7,327,587.61

		a.	Excess Spread	$7,327,587.61

	4.	Total Excess Spread		$70,487,444.46

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		68.6451%

	2.	Series 2022-2 Allocable Principal Collections		$2,183,469,951.20

	3.	Principal Allocation Percentage of Series 2022-2 Allocable Principal Collections		$1,498,846,106.38

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$1,498,846,106.38

	6.	Shared Principal Collections from other Series allocated to Series 2022-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$5,866,120.94

	8.	Available Principal Collections (total of items 5, 6 and 7)		$1,504,712,227.32

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$275,001,000.00

	2.	Required Collateral Invested Amount		$275,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$1,504,712,227.32

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2022-2

	1.	Excess Spread		$70,487,444.46
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$219,981.01
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$530,357.63
	9.	Applied to unpaid Monthly Servicing Fee		$5,238,098.33
	10.	Collateral Default Amount treated as Available Principal Collections		$513,287.14
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$661,969.02
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$63,323,751.33
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	6.2601%
		b.	Prior Monthly Period	4.9712%
		c.	Second Prior Monthly Period	5.6341%
	2.	Three Month Average Base Rate		5.6218%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	32.3014%
		b.	Prior Monthly Period	30.2484%
		c.	Second Prior Monthly Period	29.5675%
	4.	Three Month average Series Adjusted Portfolio Yield		30.7058%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$3,142,859,000.00
		Monthly Interest		$9,315,632.80
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$3,152,174,632.80

Series 2022-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	3,745,982,346.07	2,571,435,000.00	1,174,547,346.07
Beginning Adjusted Invested Amount	N/A	2,571,435,000.00	N/A
Floating Allocation Percentage	N/A	68.6451%	31.3549%
Principal Allocation Percentage	N/A	68.6451%	31.3549%
Collections of Finance Charge Receivables	102,725,122.09	70,515,808.65	32,209,313.44
Collections of Principal Receivables	1,786,478,825.16	1,226,330,973.66	560,147,851.50
Defaulted Amount	6,991,845.80	4,799,562.66	2,192,283.14

Ending Invested Amount / Transferor Amount	3,632,564,914.26	2,571,435,000.00	1,061,129,914.26

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon February 18, 2025 to March 16, 2025	3.75000%	4.07000%	5.79429%
Monthly Interest Due	7,031,250.00	327,058.42	1,086,453.52	8,444,761.94
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	7,031,250.00	327,058.42	1,086,453.52	8,444,761.94
Investor Default Amount	4,199,606.83	179,985.82	419,970.01	4,799,562.66
Investor Monthly Fees Due	3,750,000.00	160,716.67	375,008.33	4,285,725.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	14,980,856.83	667,760.91	1,881,431.86	17,530,049.60
Reallocated Investor Finance Charge Collections				69,340,490.50
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				32.7186%
Base Rate				6.6927%
Excess Spread Percentage				24.1781%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	2,250,000,000.00	96,430,000.00	225,005,000.00	2,571,435,000.00
Distributions of Interest	7,031,250.00	327,058.42	1,086,453.52	8,444,761.94
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	7,031,250.00	327,058.42	1,086,453.52	8,444,761.94
Ending Certificates Balance	2,250,000,000.00	96,430,000.00	225,005,000.00	2,571,435,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1) The total amount of the distribution:	$3.13

	(2) The amount of the distribution in respect of Class A Monthly Interest:	$3.13

	(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1) The total amount of Class A Investor Charge-Offs:	$0.00

	(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1) The total amount of the distribution in respect of Class B Certificates:	$3.39

	(2) The amount of the distribution in respect of Class B Monthly Interest:	$3.39

	(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1) The total amount distributed to the Collateral Interest Holder:	$52,896,894.43

	(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$1,086,453.52

	(3) The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$51,810,440.91

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$60,672,777.51

		a.	Class A Monthly Interest	$7,031,250.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$4,199,606.83
		e.	Excess Spread	$49,441,920.68

	2.	Class B Available Funds		$2,600,300.42

		a.	Class B Monthly Interest	$327,058.42
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$2,273,242.00

	3.	Collateral Available Funds		$6,067,412.58

		a.	Excess Spread	$6,067,412.58

	4.	Total Excess Spread		$57,782,575.26

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		68.6451%

	2.	Series 2022-3 Allocable Principal Collections		$1,786,478,825.16

	3.	Principal Allocation Percentage of Series 2022-3 Allocable Principal Collections		$1,226,330,973.66

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$1,226,330,973.66

	6.	Shared Principal Collections from other Series allocated to Series 2022-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$4,799,562.66

	8.	Available Principal Collections (total of items 5, 6 and 7)		$1,231,130,536.32

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$225,005,000.00

	2.	Required Collateral Invested Amount		$225,005,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$1,231,130,536.32

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2022-3

	1.	Excess Spread		$57,782,575.26
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$179,985.82
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$488,581.20
	9.	Applied to unpaid Monthly Servicing Fee		$4,285,725.00
	10.	Collateral Default Amount treated as Available Principal Collections		$419,970.01
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$597,872.32
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$51,810,440.91
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	6.6927%
		b.	Prior Monthly Period	5.3148%
		c.	Second Prior Monthly Period	6.0234%
	2.	Three Month Average Base Rate		6.0103%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	32.7186%
		b.	Prior Monthly Period	30.6251%
		c.	Second Prior Monthly Period	29.9443%
	4.	Three Month average Series Adjusted Portfolio Yield		31.0960%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$2,571,435,000.00
		Monthly Interest		$8,444,761.94
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$2,579,879,761.94

Series 2022-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,664,879,585.93	1,142,859,000.00	522,020,585.93
Beginning Adjusted Invested Amount	N/A	1,142,859,000.00	N/A
Floating Allocation Percentage	N/A	68.6451%	31.3549%
Principal Allocation Percentage	N/A	68.6451%	31.3549%
Collections of Finance Charge Receivables	45,655,569.87	31,340,331.98	14,315,237.89
Collections of Principal Receivables	793,989,894.22	545,035,511.39	248,954,382.83
Defaulted Amount	3,107,484.30	2,133,137.09	974,347.21

Ending Invested Amount / Transferor Amount	1,614,471,882.57	1,142,859,000.00	471,612,882.57

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon February 18, 2025 to March 16, 2025	4.95000%	5.23000%	6.96800%
Monthly Interest Due	4,125,000.00	186,789.45	580,672.47	4,892,461.92
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	4,125,000.00	186,789.45	580,672.47	4,892,461.92
Investor Default Amount	1,866,491.92	79,994.11	186,651.06	2,133,137.09
Investor Monthly Fees Due	1,666,666.67	71,430.00	166,668.33	1,904,765.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,658,158.59	338,213.56	933,991.86	8,930,364.01
Reallocated Investor Finance Charge Collections				31,957,206.49
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				34.0180%
Base Rate				8.0402%
Excess Spread Percentage				24.1781%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00
Distributions of Interest	4,125,000.00	186,789.45	580,672.47	4,892,461.92
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	4,125,000.00	186,789.45	580,672.47	4,892,461.92
Ending Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1) The total amount of the distribution:	$4.13

	(2) The amount of the distribution in respect of Class A Monthly Interest:	$4.13

	(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1) The total amount of Class A Investor Charge-Offs:	$0.00

	(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1) The total amount of the distribution in respect of Class B Certificates:	$4.36

	(2) The amount of the distribution in respect of Class B Monthly Interest:	$4.36

	(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1) The total amount distributed to the Collateral Interest Holder:	$23,607,514.95

	(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$580,672.47

	(3) The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,026,842.48

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$27,962,510.24

		a.	Class A Monthly Interest	$4,125,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,866,491.92
		e.	Excess Spread	$21,971,018.32

	2.	Class B Available Funds		$1,198,417.26

		a.	Class B Monthly Interest	$186,789.45
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,011,627.81

	3.	Collateral Available Funds		$2,796,278.99

		a.	Excess Spread	$2,796,278.99

	4.	Total Excess Spread		$25,778,925.12

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		68.6451%

	2.	Series 2022-4 Allocable Principal Collections		$793,989,894.22

	3.	Principal Allocation Percentage of Series 2022-4 Allocable Principal Collections		$545,035,511.39

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$545,035,511.39

	6.	Shared Principal Collections from other Series allocated to Series 2022-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,133,137.09

	8.	Available Principal Collections (total of items 5, 6 and 7)		$547,168,648.48

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$100,001,000.00

	2.	Required Collateral Invested Amount		$100,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$547,168,648.48

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2022-4

	1.	Excess Spread		$25,778,925.12
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$79,994.11
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$272,381.63
	9.	Applied to unpaid Monthly Servicing Fee		$1,904,765.00
	10.	Collateral Default Amount treated as Available Principal Collections		$186,651.06
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$308,290.84
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$23,026,842.48
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	8.0402%
		b.	Prior Monthly Period	6.3849%
		c.	Second Prior Monthly Period	7.2362%
	2.	Three Month Average Base Rate		7.2204%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	34.0180%
		b.	Prior Monthly Period	31.7988%
		c.	Second Prior Monthly Period	31.1180%
	4.	Three Month average Series Adjusted Portfolio Yield		32.3116%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,142,859,000.00
		Monthly Interest		$4,892,461.92
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,147,751,461.92

Series 2023-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,081,098,389.84	1,428,573,000.00	652,525,389.84
Beginning Adjusted Invested Amount	N/A	1,428,573,000.00	N/A
Floating Allocation Percentage	N/A	68.6451%	31.3549%
Principal Allocation Percentage	N/A	68.6451%	31.3549%
Collections of Finance Charge Receivables	57,069,432.38	39,175,394.41	17,894,037.97
Collections of Principal Receivables	992,486,846.72	681,294,031.56	311,192,815.16
Defaulted Amount	3,884,353.34	2,666,419.97	1,217,933.37

Ending Invested Amount / Transferor Amount	2,018,088,793.71	1,428,573,000.00	589,515,793.71

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon February 18, 2025 to March 16, 2025	4.87000%	5.12000%	6.69600%
Monthly Interest Due	5,072,916.67	228,573.87	697,505.58	5,998,996.12
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	5,072,916.67	228,573.87	697,505.58	5,998,996.12
Investor Default Amount	2,333,114.91	99,991.71	233,313.35	2,666,419.97
Investor Monthly Fees Due	2,083,333.33	89,286.67	208,335.00	2,380,955.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,489,364.91	417,852.25	1,139,153.93	11,046,371.09
Reallocated Investor Finance Charge Collections				39,829,909.07
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				33.9116%
Base Rate				7.9299%
Excess Spread Percentage				24.1781%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	53,572,000.00	125,001,000.00	1,428,573,000.00
Distributions of Interest	5,072,916.67	228,573.87	697,505.58	5,998,996.12
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	5,072,916.67	228,573.87	697,505.58	5,998,996.12
Ending Certificates Balance	1,250,000,000.00	53,572,000.00	125,001,000.00	1,428,573,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1) The total amount of the distribution:	$4.06

	(2) The amount of the distribution in respect of Class A Monthly Interest:	$4.06

	(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1) The total amount of Class A Investor Charge-Offs:	$0.00

	(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1) The total amount of the distribution in respect of Class B Certificates:	$4.27

	(2) The amount of the distribution in respect of Class B Monthly Interest:	$4.27

	(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1) The total amount distributed to the Collateral Interest Holder:	$29,481,043.56

	(2) The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$697,505.58

	(3) The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$28,783,537.98

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$34,851,132.10

		a.	Class A Monthly Interest	$5,072,916.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,333,114.91
		e.	Excess Spread	$27,445,100.52

	2.	Class B Available Funds		$1,493,635.88

		a.	Class B Monthly Interest	$228,573.87
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,265,062.01

	3.	Collateral Available Funds		$3,485,141.09

		a.	Excess Spread	$3,485,141.09

	4.	Total Excess Spread		$32,195,303.62

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		68.6451%

	2.	Series 2023-1 Allocable Principal Collections		$992,486,846.72

	3.	Principal Allocation Percentage of Series 2023-1 Allocable Principal Collections		$681,294,031.56

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$681,294,031.56

	6.	Shared Principal Collections from other Series allocated to Series 2023-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,666,419.97

	8.	Available Principal Collections (total of items 5, 6 and 7)		$683,960,451.53

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$125,001,000.00

	2.	Required Collateral Invested Amount		$125,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$683,960,451.53

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2023-1

	1.	Excess Spread		$32,195,303.62
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$99,991.71
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$325,597.19
	9.	Applied to unpaid Monthly Servicing Fee		$2,380,955.00
	10.	Collateral Default Amount treated as Available Principal Collections		$233,313.35
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$371,908.39
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$28,783,537.98
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.9299%
		b.	Prior Monthly Period	6.2973%
		c.	Second Prior Monthly Period	7.1369%
	2.	Three Month Average Base Rate		7.1214%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	33.9116%
		b.	Prior Monthly Period	31.7027%
		c.	Second Prior Monthly Period	31.0219%
	4.	Three Month average Series Adjusted Portfolio Yield		32.2121%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,428,573,000.00
		Monthly Interest		$5,998,996.12
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,434,571,996.12

Series 2023-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	832,440,521.35	571,430,000.00	261,010,521.35
Beginning Adjusted Invested Amount	N/A	571,430,000.00	N/A
Floating Allocation Percentage	N/A	68.6451%	31.3549%
Principal Allocation Percentage	N/A	68.6451%	31.3549%
Collections of Finance Charge Receivables	22,827,804.91	15,670,179.70	7,157,625.21
Collections of Principal Receivables	396,995,294.48	272,517,994.15	124,477,300.33
Defaulted Amount	1,553,743.51	1,066,569.48	487,174.03

Ending Invested Amount / Transferor Amount	807,236,647.61	571,430,000.00	235,806,647.61

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon February 18, 2025 to March 16, 2025	4.80000%	5.12000%	6.80000%
Monthly Interest Due	2,000,000.00	91,430.40	283,339.00	2,374,769.40
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,000,000.00	91,430.40	283,339.00	2,374,769.40
Investor Default Amount	933,245.96	39,997.06	93,326.46	1,066,569.48
Investor Monthly Fees Due	833,333.33	35,715.00	83,335.00	952,383.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,766,579.29	167,142.46	460,000.46	4,393,722.21
Reallocated Investor Finance Charge Collections				15,907,153.52
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				33.8550%
Base Rate				7.8712%
Excess Spread Percentage				24.1781%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00
Distributions of Interest	2,000,000.00	91,430.40	283,339.00	2,374,769.40
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,000,000.00	91,430.40	283,339.00	2,374,769.40
Ending Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.00

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.00

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.27

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.27

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$11,796,770.31

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$283,339.00

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,513,431.31

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$13,918,724.53

		a.	Class A Monthly Interest	$2,000,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$933,245.96
		e.	Excess Spread	$10,985,478.57

	2.	Class B Available Funds		$596,528.70

		a.	Class B Monthly Interest	$91,430.40
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$505,098.30

	3.	Collateral Available Funds		$1,391,900.29

		a.	Excess Spread	$1,391,900.29

	4.	Total Excess Spread		$12,882,477.16

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		68.6451%

	2.	Series 2023-2 Allocable Principal Collections		$396,995,294.48

	3.	Principal Allocation Percentage of Series 2023-2 Allocable Principal Collections		$272,517,994.15

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$272,517,994.15

	6.	Shared Principal Collections from other Series allocated to Series 2023-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,066,569.48

	8.	Available Principal Collections (total of items 5, 6 and 7)		$273,584,563.63

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$50,001,000.00

	2.	Required Collateral Invested Amount		$50,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$273,584,563.63

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2023-2

	1.	Excess Spread		$12,882,477.16
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$39,997.06
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$131,193.10
	9.	Applied to unpaid Monthly Servicing Fee		$952,383.33
	10.	Collateral Default Amount treated as Available Principal Collections		$93,326.46
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$152,145.90
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$11,513,431.31
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.8712%
		b.	Prior Monthly Period	6.2506%
		c.	Second Prior Monthly Period	7.0840%
	2.	Three Month Average Base Rate		7.0686%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	33.8550%
		b.	Prior Monthly Period	31.6516%
		c.	Second Prior Monthly Period	30.9708%
	4.	Three Month average Series Adjusted Portfolio Yield		32.1591%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$571,430,000.00
		Monthly Interest		$2,374,769.40
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$573,804,769.40

Series 2023-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,415,151,799.83	971,433,000.00	443,718,799.83
Beginning Adjusted Invested Amount	N/A	971,433,000.00	N/A
Floating Allocation Percentage	N/A	68.6451%	31.3549%
Principal Allocation Percentage	N/A	68.6451%	31.3549%
Collections of Finance Charge Receivables	38,807,348.24	26,639,360.33	12,167,987.91
Collections of Principal Receivables	674,893,390.10	463,281,543.86	211,611,846.24
Defaulted Amount	2,641,369.41	1,813,171.85	828,197.56

Ending Invested Amount / Transferor Amount	1,372,305,126.27	971,433,000.00	400,872,126.27

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon February 18, 2025 to March 16, 2025	5.23000%	5.52000%	6.99000%
Monthly Interest Due	3,704,583.33	167,578.00	495,142.48	4,367,303.81
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,704,583.33	167,578.00	495,142.48	4,367,303.81
Investor Default Amount	1,586,518.14	67,996.30	158,657.41	1,813,171.85
Investor Monthly Fees Due	1,416,666.67	60,716.67	141,671.67	1,619,055.01
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,707,768.14	296,290.97	795,471.56	7,799,530.67
Reallocated Investor Finance Charge Collections				27,372,404.20
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				34.2981%
Base Rate				8.3307%
Excess Spread Percentage				24.1781%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	850,000,000.00	36,430,000.00	85,003,000.00	971,433,000.00
Distributions of Interest	3,704,583.33	167,578.00	495,142.48	4,367,303.81
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,704,583.33	167,578.00	495,142.48	4,367,303.81
Ending Certificates Balance	850,000,000.00	36,430,000.00	85,003,000.00	971,433,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.36

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.36

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.60

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.60

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$20,068,016.01

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$495,142.48

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,572,873.53

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$23,950,744.49

		a.	Class A Monthly Interest	$3,704,583.33
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,586,518.14
		e.	Excess Spread	$18,659,643.02

	2.	Class B Available Funds		$1,026,500.73

		a.	Class B Monthly Interest	$167,578.00
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$858,922.73

	3.	Collateral Available Funds		$2,395,158.98

		a.	Excess Spread	$2,395,158.98

	4.	Total Excess Spread		$21,913,724.73

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		68.6451%

	2.	Series 2023-3 Allocable Principal Collections		$674,893,390.10

	3.	Principal Allocation Percentage of Series 2023-3 Allocable Principal Collections		$463,281,543.86

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$463,281,543.86

	6.	Shared Principal Collections from other Series allocated to Series 2023-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,813,171.85

	8.	Available Principal Collections (total of items 5, 6 and 7)		$465,094,715.71

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$85,003,000.00

	2.	Required Collateral Invested Amount		$85,003,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$465,094,715.71

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2023-3

	1.	Excess Spread		$21,913,724.73
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$67,996.30
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$233,150.40
	9.	Applied to unpaid Monthly Servicing Fee		$1,619,055.01
	10.	Collateral Default Amount treated as Available Principal Collections		$158,657.41
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$261,992.08
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$19,572,873.53
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	8.3307%
		b.	Prior Monthly Period	6.6155%
		c.	Second Prior Monthly Period	7.4976%
	2.	Three Month Average Base Rate		7.4813%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	34.2981%
		b.	Prior Monthly Period	32.0518%
		c.	Second Prior Monthly Period	31.3710%
	4.	Three Month average Series Adjusted Portfolio Yield		32.5736%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$971,433,000.00
		Monthly Interest		$4,367,303.81
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$975,800,303.81

Series 2023-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,415,151,799.83	971,433,000.00	443,718,799.83
Beginning Adjusted Invested Amount	N/A	971,433,000.00	N/A
Floating Allocation Percentage	N/A	68.6451%	31.3549%
Principal Allocation Percentage	N/A	68.6451%	31.3549%
Collections of Finance Charge Receivables	38,807,348.24	26,639,360.33	12,167,987.91
Collections of Principal Receivables	674,893,390.10	463,281,543.86	211,611,846.24
Defaulted Amount	2,641,369.41	1,813,171.85	828,197.56

Ending Invested Amount / Transferor Amount	1,372,305,126.27	971,433,000.00	400,872,126.27

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon February 18, 2025 to March 16, 2025	5.15000%	5.46000%	7.13600%
Monthly Interest Due	3,647,916.67	165,756.50	505,484.51	4,319,157.68
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,647,916.67	165,756.50	505,484.51	4,319,157.68
Investor Default Amount	1,586,518.14	67,996.30	158,657.41	1,813,171.85
Investor Monthly Fees Due	1,416,666.67	60,716.67	141,671.67	1,619,055.01
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,651,101.48	294,469.47	805,813.59	7,751,384.54
Reallocated Investor Finance Charge Collections				27,324,258.07
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				34.2335%
Base Rate				8.2637%
Excess Spread Percentage				24.1781%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	850,000,000.00	36,430,000.00	85,003,000.00	971,433,000.00
Distributions of Interest	3,647,916.67	165,756.50	505,484.51	4,319,157.68
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,647,916.67	165,756.50	505,484.51	4,319,157.68
Ending Certificates Balance	850,000,000.00	36,430,000.00	85,003,000.00	971,433,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.29

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.29

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.55

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.55

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$20,078,358.04

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$505,484.51

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,572,873.53

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$23,908,616.82

		a.	Class A Monthly Interest	$3,647,916.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,586,518.14
		e.	Excess Spread	$18,674,182.01

	2.	Class B Available Funds		$1,024,695.19

		a.	Class B Monthly Interest	$165,756.50
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$858,938.69

	3.	Collateral Available Funds		$2,390,946.06

		a.	Excess Spread	$2,390,946.06

	4.	Total Excess Spread		$21,924,066.76

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		68.6451%

	2.	Series 2023-4 Allocable Principal Collections		$674,893,390.10

	3.	Principal Allocation Percentage of Series 2023-4 Allocable Principal Collections		$463,281,543.86

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$463,281,543.86

	6.	Shared Principal Collections from other Series allocated to Series 2023-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,813,171.85

	8.	Available Principal Collections (total of items 5, 6 and 7)		$465,094,715.71

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$85,003,000.00

	2.	Required Collateral Invested Amount		$85,003,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$465,094,715.71

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2023-4

	1.	Excess Spread		$21,924,066.76
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$67,996.30
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$236,793.38
	9.	Applied to unpaid Monthly Servicing Fee		$1,619,055.01
	10.	Collateral Default Amount treated as Available Principal Collections		$158,657.41
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$268,691.13
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$19,572,873.53
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	8.2637%
		b.	Prior Monthly Period	6.5623%
		c.	Second Prior Monthly Period	7.4373%
	2.	Three Month Average Base Rate		7.4211%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	34.2335%
		b.	Prior Monthly Period	31.9934%
		c.	Second Prior Monthly Period	31.3126%
	4.	Three Month average Series Adjusted Portfolio Yield		32.5132%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$971,433,000.00
		Monthly Interest		$4,319,157.68
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$975,752,157.68

Series 2024-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,664,879,585.93	1,142,859,000.00	522,020,585.93
Beginning Adjusted Invested Amount	N/A	1,142,859,000.00	N/A
Floating Allocation Percentage	N/A	68.6451%	31.3549%
Principal Allocation Percentage	N/A	68.6451%	31.3549%
Collections of Finance Charge Receivables	45,655,569.87	31,340,331.98	14,315,237.89
Collections of Principal Receivables	793,989,894.22	545,035,511.39	248,954,382.83
Defaulted Amount	3,107,484.30	2,133,137.09	974,347.21

Ending Invested Amount / Transferor Amount	1,614,471,882.57	1,142,859,000.00	471,612,882.57

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon February 18, 2025 to March 16, 2025	5.23000%	5.50000%	7.12500%
Monthly Interest Due	4,358,333.33	196,432.50	593,755.94	5,148,521.77
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	4,358,333.33	196,432.50	593,755.94	5,148,521.77
Investor Default Amount	1,866,491.92	79,994.11	186,651.06	2,133,137.09
Investor Monthly Fees Due	1,666,666.67	71,430.00	166,668.33	1,904,765.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,891,491.92	347,856.61	947,075.33	9,186,423.86
Reallocated Investor Finance Charge Collections				32,213,266.34
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				34.3101%
Base Rate				8.3431%
Excess Spread Percentage				24.1781%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00
Distributions of Interest	4,358,333.33	196,432.50	593,755.94	5,148,521.77
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	4,358,333.33	196,432.50	593,755.94	5,148,521.77
Ending Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.36

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.36

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.58

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.58

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$23,620,598.41

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$593,755.94

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,026,842.47

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$28,186,562.24

		a.	Class A Monthly Interest	$4,358,333.33
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,866,491.92
		e.	Excess Spread	$21,961,736.99

	2.	Class B Available Funds		$1,208,019.68

		a.	Class B Monthly Interest	$196,432.50
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,011,587.18

	3.	Collateral Available Funds		$2,818,684.41

		a.	Excess Spread	$2,818,684.41

	4.	Total Excess Spread		$25,792,008.58

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		68.6451%

	2.	Series 2024-1 Allocable Principal Collections		$793,989,894.22

	3.	Principal Allocation Percentage of Series 2024-1 Allocable Principal Collections		$545,035,511.39

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$545,035,511.39

	6.	Shared Principal Collections from other Series allocated to Series 2024-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,133,137.09

	8.	Available Principal Collections (total of items 5, 6 and 7)		$547,168,648.48

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$100,001,000.00

	2.	Required Collateral Invested Amount		$100,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$547,168,648.48

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2024-1

	1.	Excess Spread		$25,792,008.58
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$79,994.11
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$284,762.62
	9.	Applied to unpaid Monthly Servicing Fee		$1,904,765.00
	10.	Collateral Default Amount treated as Available Principal Collections		$186,651.06
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$308,993.32
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$23,026,842.47
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	8.3431%
		b.	Prior Monthly Period	6.6254%
		c.	Second Prior Monthly Period	7.5088%
	2.	Three Month Average Base Rate		7.4924%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	34.3101%
		b.	Prior Monthly Period	32.0626%
		c.	Second Prior Monthly Period	31.3818%
	4.	Three Month average Series Adjusted Portfolio Yield		32.5848%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,142,859,000.00
		Monthly Interest		$5,148,521.77
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,148,007,521.77

Series 2024-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,664,879,585.93	1,142,859,000.00	522,020,585.93
Beginning Adjusted Invested Amount	N/A	1,142,859,000.00	N/A
Floating Allocation Percentage	N/A	68.6451%	31.3549%
Principal Allocation Percentage	N/A	68.6451%	31.3549%
Collections of Finance Charge Receivables	45,655,569.87	31,340,331.98	14,315,237.89
Collections of Principal Receivables	793,989,894.22	545,035,511.39	248,954,382.83
Defaulted Amount	3,107,484.30	2,133,137.09	974,347.21

Ending Invested Amount / Transferor Amount	1,614,471,882.57	1,142,859,000.00	471,612,882.57

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon February 18, 2025 to March 16, 2025	5.24000%	5.51000%	7.24500%
Monthly Interest Due	4,366,666.67	196,789.65	603,756.04	5,167,212.36
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	4,366,666.67	196,789.65	603,756.04	5,167,212.36
Investor Default Amount	1,866,491.92	79,994.11	186,651.06	2,133,137.09
Investor Monthly Fees Due	1,666,666.67	71,430.00	166,668.33	1,904,765.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,899,825.26	348,213.76	957,075.43	9,205,114.45
Reallocated Investor Finance Charge Collections				32,231,956.93
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				34.3314%
Base Rate				8.3652%
Excess Spread Percentage				24.1781%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00
Distributions of Interest	4,366,666.67	196,789.65	603,756.04	5,167,212.36
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	4,366,666.67	196,789.65	603,756.04	5,167,212.36
Ending Certificates Balance	1,000,000,000.00	42,858,000.00	100,001,000.00	1,142,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.37

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.37

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.59

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.59

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$23,630,598.51

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$603,756.04

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$23,026,842.47

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$28,202,916.48

		a.	Class A Monthly Interest	$4,366,666.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,866,491.92
		e.	Excess Spread	$21,969,757.89

	2.	Class B Available Funds		$1,208,720.59

		a.	Class B Monthly Interest	$196,789.65
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,011,930.94

	3.	Collateral Available Funds		$2,820,319.85

		a.	Excess Spread	$2,820,319.85

	4.	Total Excess Spread		$25,802,008.68

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		68.6451%

	2.	Series 2024-2 Allocable Principal Collections		$793,989,894.22

	3.	Principal Allocation Percentage of Series 2024-2 Allocable Principal Collections		$545,035,511.39

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$545,035,511.39

	6.	Shared Principal Collections from other Series allocated to Series 2024-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,133,137.09

	8.	Available Principal Collections (total of items 5, 6 and 7)		$547,168,648.48

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$100,001,000.00

	2.	Required Collateral Invested Amount		$100,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$547,168,648.48

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2024-2

	1.	Excess Spread		$25,802,008.68
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$79,994.11
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$290,476.92
	9.	Applied to unpaid Monthly Servicing Fee		$1,904,765.00
	10.	Collateral Default Amount treated as Available Principal Collections		$186,651.06
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$313,279.12
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$23,026,842.47
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	8.3652%
		b.	Prior Monthly Period	6.6430%
		c.	Second Prior Monthly Period	7.5287%
	2.	Three Month Average Base Rate		7.5123%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	34.3314%
		b.	Prior Monthly Period	32.0819%
		c.	Second Prior Monthly Period	31.4011%
	4.	Three Month average Series Adjusted Portfolio Yield		32.6048%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,142,859,000.00
		Monthly Interest		$5,167,212.36
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,148,026,212.36

Series 2024-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,997,858,708.00	1,371,433,000.00	626,425,708.00
Beginning Adjusted Invested Amount	N/A	1,371,433,000.00	N/A
Floating Allocation Percentage	N/A	68.6451%	31.3549%
Principal Allocation Percentage	N/A	68.6451%	31.3549%
Collections of Finance Charge Receivables	54,786,771.73	37,608,458.70	17,178,313.03
Collections of Principal Receivables	952,789,401.49	654,043,662.86	298,745,738.63
Defaulted Amount	3,728,987.14	2,559,768.62	1,169,218.52

Ending Invested Amount / Transferor Amount	1,937,369,366.93	1,371,433,000.00	565,936,366.93

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon February 18, 2025 to March 16, 2025	4.65000%	5.08000%	6.55000%
Monthly Interest Due	4,650,000.00	217,720.33	655,016.38	5,522,736.71
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	4,650,000.00	217,720.33	655,016.38	5,522,736.71
Investor Default Amount	2,239,790.31	95,993.68	223,984.63	2,559,768.62
Investor Monthly Fees Due	2,000,000.00	85,716.67	200,005.00	2,285,721.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,889,790.31	399,430.68	1,079,006.01	10,368,227.00
Reallocated Investor Finance Charge Collections				38,000,482.30
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				33.6870%
Base Rate				7.6970%
Excess Spread Percentage				24.1781%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	51,430,000.00	120,003,000.00	1,371,433,000.00
Distributions of Interest	4,650,000.00	217,720.33	655,016.38	5,522,736.71
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	4,650,000.00	217,720.33	655,016.38	5,522,736.71
Ending Certificates Balance	1,200,000,000.00	51,430,000.00	120,003,000.00	1,371,433,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$3.88

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$3.88

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.23

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.23

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$28,287,271.68

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$655,016.38

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$27,632,255.30

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$33,250,314.64

		a.	Class A Monthly Interest	$4,650,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,239,790.31
		e.	Excess Spread	$26,360,524.33

	2.	Class B Available Funds		$1,425,053.07

		a.	Class B Monthly Interest	$217,720.33
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,207,332.74

	3.	Collateral Available Funds		$3,325,114.59

		a.	Excess Spread	$3,325,114.59

	4.	Total Excess Spread		$30,892,971.66

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		68.6451%

	2.	Series 2024-3 Allocable Principal Collections		$952,789,401.49

	3.	Principal Allocation Percentage of Series 2024-3 Allocable Principal Collections		$654,043,662.86

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$654,043,662.86

	6.	Shared Principal Collections from other Series allocated to Series 2024-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,559,768.62

	8.	Available Principal Collections (total of items 5, 6 and 7)		$656,603,431.48

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$120,003,000.00

	2.	Required Collateral Invested Amount		$120,003,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$656,603,431.48

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2024-3

	1.	Excess Spread		$30,892,971.66
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$95,993.68
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$304,006.97
	9.	Applied to unpaid Monthly Servicing Fee		$2,285,721.67
	10.	Collateral Default Amount treated as Available Principal Collections		$223,984.63
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$351,009.41
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$27,632,255.30
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.6970%
		b.	Prior Monthly Period	6.1123%
		c.	Second Prior Monthly Period	6.9273%
	2.	Three Month Average Base Rate		6.9122%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	33.6870%
		b.	Prior Monthly Period	31.4999%
		c.	Second Prior Monthly Period	30.8190%
	4.	Three Month average Series Adjusted Portfolio Yield		32.0020%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,371,433,000.00
		Monthly Interest		$5,522,736.71
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,376,955,736.71

Series 2025-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,330,827,632.71	1,600,000,000.00	730,827,632.71
Beginning Adjusted Invested Amount	N/A	1,600,000,000.00	N/A
Floating Allocation Percentage	N/A	68.6451%	31.3549%
Principal Allocation Percentage	N/A	68.6451%	31.3549%
Collections of Finance Charge Receivables	63,917,693.95	43,876,393.47	20,041,300.48
Collections of Principal Receivables	1,111,584,045.58	763,048,475.99	348,535,569.59
Defaulted Amount	4,350,470.95	2,986,387.08	1,364,083.87

Ending Invested Amount / Transferor Amount	2,260,256,962.68	1,600,000,000.00	660,256,962.68

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
Term SOFR Determination Date	N/A	N/A	N/A
Coupon February 11, 2025 to March 16, 2025	4.56000%	4.96000%	6.01500%
Monthly Interest Due	6,029,333.33	281,066.67	795,316.67	7,105,716.67
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	6,029,333.33	281,066.67	795,316.67	7,105,716.67
Investor Default Amount	2,613,088.70	111,989.52	261,308.86	2,986,387.08
Investor Monthly Fees Due	2,333,333.33	100,000.00	233,333.33	2,666,666.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	10,975,755.36	493,056.19	1,289,958.86	12,758,770.41
Reallocated Investor Finance Charge Collections				44,996,297.49
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				34.2268%
Base Rate				7.0207%
Excess Spread Percentage				24.1781%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,400,000,000.00	60,000,000.00	140,000,000.00	1,600,000,000.00
Distributions of Interest	6,029,333.33	281,066.67	795,316.67	7,105,716.67
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	6,029,333.33	281,066.67	795,316.67	7,105,716.67
Ending Certificates Balance	1,400,000,000.00	60,000,000.00	140,000,000.00	1,600,000,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$4.31

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$4.31

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$4.68

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$4.68

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$33,032,843.75

	(2)	The amount of the distribution in respect of Collateral Minimum Monthly Interest (including in respect of Collateral Senior Minimum Monthly Interest):	$795,316.67

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest (including in respect of Collateral Additional Interest):	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$32,237,527.08

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$39,371,760.30

		a.	Class A Monthly Interest	$6,029,333.33
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,613,088.70
		e.	Excess Spread	$30,729,338.27

	2.	Class B Available Funds		$1,687,361.16

		a.	Class B Monthly Interest	$281,066.67
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,406,294.49

	3.	Collateral Available Funds		$3,937,176.03

		a.	Excess Spread	$3,937,176.03

	4.	Total Excess Spread		$36,072,808.79

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		68.6451%

	2.	Series 2025-1 Allocable Principal Collections		$1,111,584,045.58

	3.	Principal Allocation Percentage of Series 2025-1 Allocable Principal Collections		$763,048,475.99

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$763,048,475.99

	6.	Shared Principal Collections from other Series allocated to Series 2025-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,986,387.08

	8.	Available Principal Collections (total of items 5, 6 and 7)		$766,034,863.07

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$140,000,000.00

	2.	Required Collateral Invested Amount		$140,000,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$766,034,863.07

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2025-1

	1.	Excess Spread		$36,072,808.79
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$111,989.52
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$404,222.22
	9.	Applied to unpaid Monthly Servicing Fee		$2,666,666.66
	10.	Collateral Default Amount treated as Available Principal Collections		$261,308.86
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Applied to any remaining Collateral Minimum Monthly Interest		$391,094.45
	14A.	(a)	Prior to a Note Trust Transfer, remaining Excess Spread applied as Excess Finance Charge Collections	$0.00
		(b)	Prior to a Note Trust Transfer, remaining Excess Spread distributed to the holders of the Transferor Certificates	$32,237,527.08
	14B.	Following a Note Trust Transfer, remaining Excess Spread distributed to Collateral Interest Holder(s)		N/A

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	7.0207%
		b.	Prior Monthly Period	N/A
		c.	Second Prior Monthly Period	N/A
	2.	Three Month Average Base Rate		N/A

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	34.2268%
		b.	Prior Monthly Period	N/A
		c.	Second Prior Monthly Period	N/A
	4.	Three Month average Series Adjusted Portfolio Yield		N/A

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?		N/A

P.	Reassignment Amount
		Adjusted Invested Amount		$1,600,000,000.00
		Monthly Interest		$7,105,716.67
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,607,105,716.67